TAXATION - Reconciliation of income tax expense and expected income taxes based on the statutory tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of actual and expected income tax expense based on the statutory tax rate applied to pre-tax income (loss)
Income (loss) before income taxes and noncontrolling interests	$ (210,109)	$ 12,309
Statutory tax rates	21.00%	21.00%
Expected income tax recovery	$ (44,123)	$ 2,585
Difference in foreign tax rates	(4,311)	(672)
State taxes	13,024	4,982
Foreign exchange gain or loss	146
Impairment loss	31,191
Translation Adjustment	669
Unrealized change in fair value of financial liabilities	(13,248)
Acquisitions costs	147	1,857
Interest income inclusion	4,244
Non-deductible expenses	61,072	18,235
Amortization of debt premium	(815)
Tax rate change		(767)
Prior year adjustment	(2,877)
Valuation allowance	232	2,981
Other	25	60
Total income tax expense:	$ 45,376	$ 29,261